united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22549

Northern Lights Fund Trust II

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

Kevin E. Wolf, Gemini Fund Services, LLC

80 Arkay Drive, Suite 110 Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2735

Date of fiscal year end: 12/31

Date of reporting period: 6/30/18

Item 1. Reports to Stockholders.

Al Frank

MUTUAL FUNDS

2018

Semi-Annual Report

AL FRANK FUND

Al Frank Fund
PORTFOLIO REVIEW (Unaudited)
June 30, 2018

The Fund’s performance figures* for the periods ended June 30, 2018, compared to its benchmark:

			Annualized
					Annualized Ten	Since Inception	Since Inception
	Six Months	One Year	Three Year	Five Year	Year	(1/2/98)	(4/30/06)
Al Frank Fund - Investor Class**	(0.16)%	10.81%	8.19%	9.80%	7.87%	10.18%	N/A
Al Frank Fund - Advisor Class***	0.00%	11.13%	8.47%	10.09%	8.15%	N/A	5.88%
Russell 3000® Index****	3.22%	14.78%	11.58%	13.29%	10.23%	7.37%	8.48%
S&P 500® Total Return Index*****	2.65%	14.37%	11.93%	13.42%	10.17%	7.13%	8.45%

Returns reflect the reinvestment of dividends and capital gains. Fee waivers are in effect. In the absence of fee waivers, returns would have been reduced. The performance data and graphs above do not reflect the deduction of taxes that a shareholder may pay on dividends, capital gain distributions, or redemption of Fund shares. Performance data shown does not reflect the 2.00% redemption fee imposed on shares held 60 days or less. If it did, returns would have been reduced.

*	Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that the investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data for the most recent month-end is available at www.alfrankfunds.com. The Fund’s total annual operating expenses are 1.61% for the Investor Class and 1.36% for the Advisor Class, respectively, per the May 1, 2018 prospectus. After fee waivers, the Fund’s total annual operating expenses are 1.49% for the Investor Class and 1.24% for the Advisor Class, respectively.

**	Commencement of operations on January 2, 1998.

***	Commencement of operations on April 30, 2006.

****	The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies determined by total market capitalization.

*****	The S&P 500® Index is a broad based unmanaged capitalization-weighted index of 500 stocks designed to represent the broad domestic market.

Holdings By Asset Class as of June 30, 2018	% of Net Assets
Information Technology	22.39%
Financials	16.27%
Consumer Discretionary	14.98%
Industrials	12.31%
Health Care	11.93%
Energy	6.34%
Consumer Staples	5.34%
Materials	3.87%
Real Estate	2.95%
Telecommunication Services	0.65%
Other, Cash & Cash Equivalents	2.97%
100.00%

Please refer to the Schedule of Investments in this semi-annual report for a detailed analysis of the Fund’s holdings.

Al Frank Fund

SCHEDULE OF INVESTMENTS at June 30, 2018 (Unaudited)

Shares		Value
	COMMON STOCKS - 97.03%
	CONSUMER DISCRETIONARY - 14.98%
	Auto Manufacturers - 1.05%
22,500	General Motors Co.	$886,500

	Auto Parts & Equipment - 0.96%
35,000	Goodyear Tire & Rubber Co.	815,150

	Hotels, Restaurants & Leisure - 1.46%
12,000	Royal Caribbean Cruises Ltd.	1,243,200

	Household Durables - 2.68%
43,200	M.D.C. Holdings, Inc.	1,329,264
6,500	Whirlpool Corp.	950,495
		2,279,759
	Media - 2.98%
32,500	Comcast Corp. - Class A	1,066,325
14,000	Walt Disney Co.	1,467,340
		2,533,665
	Multiline Retail - 1.03%
12,000	Kohl’s Corp.	874,800

	Specialty Retail - 4.82%
31,000	DSW, Inc. - Class A	800,420
14,000	Foot Locker, Inc.	737,100
25,000	Tapestry, Inc.	1,167,750
9,000	Target Corp.	685,080
11,500	Williams-Sonoma, Inc.	705,870
		4,096,220
	Total Consumer Discretionary (Cost $7,380,387)	12,729,294

	CONSUMER STAPLES - 5.34%
	Consumer Products - 0.62%
5,000	Kimberly-Clark Corp.	526,700

	Discount Stores - 1.51%
4,300	Walgreens Boots Alliance, Inc.	258,064
12,000	Wal-Mart, Inc.	1,027,800
		1,285,864
	Food Products - 3.21%
27,500	Archer-Daniels-Midland Co.	1,260,325
25,000	Kroger Co.	711,250
11,000	Tyson Foods, Inc. - Class A	757,350
		2,728,925
	Total Consumer Staples (Cost $2,803,011)	4,541,489

	ENERGY - 6.34%
	Energy Equipment & Services - 0.58%
15,000	Baker Hughes, Inc.	495,450

See accompanying notes to financial statements.

Al Frank Fund

SCHEDULE OF INVESTMENTS at June 30, 2018 (Unaudited)(Continued)

Shares		Value
	Marine Shipping - 1.14%
65,000	Ship Finance International Ltd. (b)	$971,750

	Oil, Gas & Consumable Fuels - 3.62%
12,400	Exxon Mobil Corp.	1,025,852
12,000	HollyFrontier Corp.	821,160
20,300	Total SA - ADR	1,229,368
		3,076,380
	Oilfield Services/Equipment - 1.00%
19,500	National Oilwell Varco, Inc.	846,300

	Total Energy (Cost $4,242,974)	5,389,880

	FINANCIALS - 16.27%
	Capital Markets - 1.14%
18,000	Bank of New York Mellon Corp.	970,740

	Commercial Banks - 9.20%
31,000	BB&T Corp.	1,563,640
13,000	Capital One Financial Corp.	1,194,700
7,300	Citigroup, Inc.	488,516
30,000	Fifth Third Bancorp.	861,000
40,500	ING Groep NV - ADR	579,960
60,000	Old National Bancorp	1,116,000
7,500	PNC Financial Services Group, Inc.	1,013,250
18,000	Wells Fargo & Co.	997,920
		7,814,986
	Diversified Financial Services - 2.08%
17,000	JPMorgan Chase & Co.	1,771,400

	Insurance - 3.30%
17,000	Axis Capital Holdings Ltd. (b)	945,540
18,000	MetLife, Inc.	784,800
11,500	Prudential Financial, Inc.	1,075,365
		2,805,705
	Investment Banks/Brokers - 0.55%
2,100	Goldman Sachs Group, Inc.	463,197

	Total Financials (Cost $7,475,585)	13,826,028

	HEALTH CARE - 11.93%
	Biotechnology - 3.30%
8,500	Amgen, Inc.	1,569,015
2,000	Biogen Idec, Inc. (a)	580,480
9,300	Gilead Sciences, Inc.	658,812
		2,808,307
	Health Care Products - 0.71%
7,000	Medtronic PLC	599,270

See accompanying notes to financial statements.

Al Frank Fund

SCHEDULE OF INVESTMENTS at June 30, 2018 (Unaudited)(Continued)

Shares		Value
	Health Care Providers & Services - 1.94%
9,000	Aetna, Inc.	$1,651,500
1	Encompass Health Corp.	68
		1,651,568
	Pharmaceuticals - 5.98%
18,700	Abbott Laboratories	1,140,513
7,000	CVS Health Corp.	450,450
7,500	Johnson & Johnson	910,050
4,000	McKesson Corp.	533,600
8,000	Merck & Co, Inc.	485,600
9,000	Pfizer, Inc.	326,520
4,000	Shire PLC - ADR	675,200
5,000	Zimmer Biomet Holdings, Inc.	557,200
		5,079,133
	Total Health Care (Cost $7,325,194)	10,138,278

	INDUSTRIALS - 12.31%
	Airlines - 0.93%
16,000	Delta Air Lines, Inc.	792,640

	Construction & Engineering - 2.79%
8,000	Caterpillar, Inc.	1,085,360
15,000	Fluor Corp.	731,700
30,000	Tutor Perini Corp. (a)	553,500
		2,370,560
	Farm - 1.40%
8,500	Deere & Co.	1,188,300

	Human Resource & Employment Services - 1.01%
10,000	ManpowerGroup, Inc.	860,600

	Machinery - 2.86%
16,500	Eaton Corp. PLC	1,233,210
35,000	Trinity Industries, Inc.	1,199,100
		2,432,310
	Road & Rail - 2.80%
4,500	FedEx Corp.	1,021,770
9,000	Norfolk Southern Corp.	1,357,830
		2,379,600
	Transportation Equipment - 0.52%
3,300	Cummins, Inc.	438,900
	Total Industrials (Cost $7,187,023)	10,462,910

	INFORMATION TECHNOLOGY - 22.39%
	Communications Equipment - 2.74%
35,000	Cisco Systems, Inc.	1,506,050
30,000	Juniper Networks, Inc.	822,600
		2,328,650

See accompanying notes to financial statements.

Al Frank Fund

SCHEDULE OF INVESTMENTS at June 30, 2018 (Unaudited)(Continued)

Shares		Value
	Computers & Peripherals - 5.37%
12,000	Apple, Inc.	$2,221,320
14,000	NetApp, Inc.	1,099,420
22,000	Seagate Technology PLC	1,242,340
		4,563,080
	Electronic Equipment, Instruments & Components - 2.80%
15,500	Benchmark Electronics, Inc.	451,825
60,000	Corning, Inc.	1,650,600
10,000	Jabil, Inc.	276,600
		2,379,025
	IT Services - 1.17%
7,100	International Business Machines Corp.	991,870

	Semiconductors & Semiconductor Equipment - 3.97%
35,000	Intel Corp.	1,739,850
2,700	Lam Research Corp.	466,695
20,000	Marvell Technology Group Ltd.	428,800
13,200	QUALCOMM, Inc.	740,784
		3,376,129
	Software - 6.34%
1,000	Alphabet, Inc. (a)	1,115,650
29,000	CA, Inc.	1,033,850
15,000	Microsoft Corp.	1,479,150
23,000	Oracle Corp.	1,013,380
36,000	Symantec Corp.	743,400
		5,385,430
	Total Information Technology (Cost $10,054,180)	19,024,184

	MATERIALS - 3.87%
	Chemicals - 2.13%
10,000	Celanese Corp. - Class A	1,110,600
25,000	The Mosaic Company	701,250
		1,811,850
	Metals & Mining - 1.74%
23,500	Newmont Mining Corp.	886,185
205,000	Yamana Gold, Inc. (b)	594,500
		1,480,685
	Total Materials (Cost $2,691,177)	3,292,535

	REAL ESTATE - 2.95%
	Real Estate Investment Trusts (REITS) - 2.95%
9,100	Digital Realty Trust, Inc.	1,015,378
50,000	Kimco Realty Corp.	849,500
40,000	Physicians Realty Trust	637,600
	Total Real Estate (Cost $2,381,135)	2,502,478

See accompanying notes to financial statements.

Al Frank Fund

SCHEDULE OF INVESTMENTS at June 30, 2018 (Unaudited)(Continued)

Shares		Value
	TELECOMMUNICATION SERVICES - 0.65%
	Diversified Telecommunication Services - 0.65%
11,000	Verizon Commnunications, Inc.	$553,410
	Total Telecommunication Services (Cost $536,600)	553,410

	TOTAL COMMON STOCKS (Cost $52,077,266)	82,460,486

	SHORT-TERM INVESTMENT - 2.93%
	Money Market Fund - 2.93%
2,484,613	Fidelity Investments Money Market Funds - Government Portfolio - Class I, to yield 1.77% (c)	2,484,613
	TOTAL SHORT-TERM INVESTMENT (Cost $2,484,613)	2,484,613

	Total Investments (Cost $54,561,879) - 99.96%	$84,945,099
	Other assets less liabilities: 0.04%	37,137
	NET ASSETS: 100.00%	$84,982,236

ADR - American Depositary Receipt

(a)	Non-income producing security.

(b)	U.S. traded security of a foreign issuer.

(c)	Rate shown is the 7-day annualized yield as of June 30, 2018.

See accompanying notes to financial statements.

Al Frank Fund
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2018

ASSETS
Investment securities:
At cost	$54,561,879
At value	$84,945,099
Dividends and interest receivable	121,843
Prepaid expenses & other assets	19,528
TOTAL ASSETS	85,086,470

LIABILITIES
Payable for Fund shares redeemed	247
Investment advisory fees payable	62,211
Distribution (12b-1) fees payable	17,514
Payable to Related Parties	4,279
Accrued expenses and other liabilities	19,983
TOTAL LIABILITIES	104,234
NET ASSETS	$84,982,236

Net Assets Consist Of:
Paid in capital	$49,533,681
Undistributed net investment income	552,236
Accumulated net realized gain/(loss) from security investments	4,513,099
Net unrealized appreciation of investments	30,383,220
NET ASSETS	$84,982,236

Net Asset Value Per Share:
Investor Class Shares:
Net Assets	$78,812,672
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	3,184,030
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (a)	$24.75

Advisor Class Shares:
Net Assets	$6,169,564
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	248,510
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (a)	$24.83

(a)	Redemptions of shares held less than 60 days may be assessed a redemption fee of 2.00%.

See accompanying notes to financial statements.

Al Frank Fund
STATEMENT OF OPERATIONS (Unaudited)
For the Six Months Ended June 30, 2018

INVESTMENT INCOME
Dividends (Foreign Taxes Withheld $6,086)	$1,030,852
Interest	13,808
TOTAL INVESTMENT INCOME	1,044,660

EXPENSES
Investment advisory fees	434,964
Distribution (12b-1) fees:
Investor Class	101,005
Transfer agent fees	25,340
Registration fees	36,200
Legal fees	25,883
Administration fees	19,186
Shareholder service fees	1,448
Fund accounting fees	13,394
Shareholder reporting expense	14,480
Trustees’ fees	11,222
Audit fees	6,516
Compliance officer fees	4,706
Custody fees	5,249
Insurance expense	2,172
Other expenses	2,715
TOTAL EXPENSES	704,480

Less: Fees waived by the Adviser	(64,323)

NET EXPENSES	640,157
NET INVESTMENT INCOME	404,503

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS
Net realized gain from security investments	4,190,954
Net change in unrealized depreciation on investments	(4,636,547)

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(445,593)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(41,090)

See accompanying notes to financial statements.

Al Frank Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended	For the
	June 30, 2018	Year Ended
	(Unaudited)	December 31, 2017

FROM OPERATIONS
Net investment income	$404,503	$1,065,491
Net realized gain on investments	4,190,954	6,931,673
Net change in unrealized appreciation of investments	(4,636,547)	5,866,087
Net increase/(decrease) in net assets resulting from operations	(41,090)	13,863,251

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Investor Class	—	(948,613)
Advisor Class	—	(86,781)
From net realized gains:
Investor Class	—	(7,033,202)
Advisor Class	—	(534,610)
Net decrease in net assets from distributions to shareholders	—	(8,603,206)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold
Investor Class	565,694	1,574,296
Advisor Class	87,755	2,918,863
Proceeds from shares issued in connection with acquisition of Al Frank Dividend Value Fund (See Note 7)
Investor Class	—	14,375,873
Advisor Class	—	1,044,483
Net asset value of shares issued in reinvestment of distributions
Investor Class	—	7,796,852
Advisor Class	—	588,596
Payments for shares redeemed
Investor Class	(5,317,980)	(14,255,106)
Advisor Class	(298,852)	(1,110,033)
Redemption fee proceeds
Investor Class	31	109
Advisor Class	2	7
Net increase/(decrease) in net assets from shares of beneficial interest	(4,963,350)	12,933,940

TOTAL INCREASE/(DECREASE) IN NET ASSETS	(5,004,440)	18,193,985

NET ASSETS
Beginning of Period	89,986,676	71,792,691
End of Period*	$84,982,236	$89,986,676
*Includes undistributed net investment income of:	$552,236	$147,733

See accompanying notes to financial statements.

Al Frank Fund
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	For the Six Months Ended	For the
	June 30, 2018	Year Ended
	(Unaudited)	December 31, 2017

SHARE ACTIVITY - INVESTOR CLASS
Shares sold	22,732	64,249
Shares issued in connection with acquisition of Al Frank Dividend Value Fund (See Note 7)	—	599,467
Shares reinvested	—	317,979
Shares redeemed	(212,119)	(579,102)
Net increase/(decrease) in shares of beneficial interest outstanding	(189,387)	402,593

SHARE ACTIVITY - ADVISOR CLASS
Shares sold	3,537	118,654
Shares issued in connection with acquisition of Al Frank Dividend Value Fund (See Note 7)	—	43,454
Shares reinvested	—	23,966
Shares redeemed	(11,808)	(44,037)
Net increase/(decrease) in shares of beneficial interest outstanding	(8,271)	142,037

See accompanying notes to financial statements.

Al Frank Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Investor Class
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended		Year Ended
	June 30, 2018		December 31,	December 31,	December 31,	December 31,		December 31,
	(Unaudited)		2017	2016	2015	2014		2013
Net asset value, beginning of year	$24.79		$23.27	$21.13	$24.67	$26.24		$22.25
Activity from investment operations:
Net investment income (1)	0.11		0.32	0.29	0.24	0.28		0.26
Net realized and unrealized gain/(loss) on investments	(0.15)		3.79	3.03	(1.83)	1.13		7.77
Total from investment operations	(0.04)		4.11	3.32	(1.59)	1.41		8.03
Less distributions from:
Net investment income	—		(0.31)	(0.30)	(0.23)	(0.31)		(0.28)
From net realized gain on investments	—		(2.28)	(0.88)	(1.69)	(2.67)		(3.76)
From return of capital	—		—	—	(0.03)	—		—
Total distributions	—		(2.59)	(1.18)	(1.95)	(2.98)		(4.04)
Paid in capital from redemption fees (5)	0.00		0.00	0.00	0.00	0.00		0.00
Net asset value, end of year	$24.75		$24.79	$23.27	$21.13	$24.67	(6)	$26.24
Total return (2)	(0.16	)% (9,10)	17.76%	15.62%	(6.32)%	5.43	% (7)	37.06%
Net assets, at end of year (000s)	$78,813		$83,611	$69,119	$71,470	$86,670		$88,602
Ratio of gross expenses to average net assets (3)(4)	1.64	% (8)	1.61%	1.64%	1.58%	1.57%		1.55%
Ratio of net expenses to average net assets (4)	1.49	% (8)	1.50%	1.51%	1.49%	1.49%		1.49%
Ratio of net investment income to average net assets (4)	0.91	% (8)	1.28%	1.33%	0.96%	1.04%		1.00%
Portfolio turnover rate	4.78	% (9)	22.16%	7.99%	12.38%	17.85%		18.70%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Total returns shown exclude the effect of applicable redemption fees. Had the Adviser not waived a portion of the Fund’s expenses, total returns would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Amount represents less than $0.005 per share.

(6)	The NAV and offering price shown above differs from the traded NAV on December 31, 2014 due to financial statement rounding and/or financial statement adjustments made in accordance with accounting principals generally accepted in the U.S.

(7)	Total return was calculated using the adjusted NAV on December 31, 2014.

(8)	Annualized for periods less than one full year.

(9)	Not annualized.

(10)	Includes adjustments in accordance with accounting principles generally accepted in the United States and consequently the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

See accompanying notes to financial statements.

Al Frank Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Advisor Class
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2018		December 31,	December 31,	December 31,	December 31,	December 31,
	(Unaudited)		2017	2016	2015	2014	2013
Net asset value, beginning of year	$24.83		$23.30	$21.16	$24.71	$26.27	$22.27
Activity from investment operations:
Net investment income (1)	0.14		0.38	0.35	0.29	0.35	0.33
Net realized and unrealized gain/(loss) on investments	(0.14)		3.80	3.03	(1.82)	1.14	7.78
Total from investment operations	—		4.18	3.38	(1.53)	1.49	8.11
Less distributions from:
Net investment income	—		(0.37)	(0.36)	(0.30)	(0.38)	(0.35)
From net realized gain on investments	—		(2.28)	(0.88)	(1.69)	(2.67)	(3.76)
From return of capital	—		—	—	(0.03)	—	—
Total distributions	—		(2.65)	(1.24)	(2.02)	(3.05)	(4.11)
Paid in capital from redemption fees (5)	0.00		0.00	0.00	0.00	0.00	0.00
Net asset value, end of year	$24.83		$24.83	$23.30	$21.16	$24.71	$26.27
Total return (2)	0.00	% (7)	18.05%	15.87%	(6.09)%	5.73%	37.39%
Net assets, at end of year (000s)	$6,170		$6,376	$2,673	$2,820	$4,098	$4,691
Ratio of gross expenses to average net assets (3)(4)	1.39	% (6)	1.36%	1.39%	1.32%	1.32%	1.29%
Ratio of net expenses to average net assets (4)	1.24	% (6)	1.25%	1.26%	1.24%	1.24%	1.24%
Ratio of net investment income to average net assets (4)	1.16	% (6)	1.52%	1.59%	1.21%	1.28%	1.26%
Portfolio turnover rate	4.78	% (7)	22.16%	7.99%	12.38%	17.85%	18.70%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Total returns shown exclude the effect of applicable redemption fees. Had the Adviser not waived a portion of the Fund’s expenses, total returns would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Amount represents less than $0.005 per share.

(6)	Annualized for periods less than one full year.

(7)	Not annualized.

See accompanying notes to financial statements.

Al Frank Fund
NOTES TO FINANCIAL STATEMENTS at June 30, 2018 (Unaudited)

NOTE 1 – ORGANIZATION

The Al Frank Fund (the “Fund”) is a diversified series of Northern Lights Fund Trust II (the “Trust”), which is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) as an open-end management investment company. The investment objective of the Al Frank Fund is long-term capital appreciation. The Al Frank Fund Investor and Advisor Classes commenced operations on January 2, 1998 and April 30, 2006, respectively.

Advisor Class Shares are offered primarily to qualified registered investment advisors, financial advisors and investors such as pension and profit sharing plans, employee benefit trusts, endowments, foundations and corporations. Advisor Class Shares may be purchased through certain financial intermediaries and mutual fund supermarkets that charge their customers transaction or other fees with respect to their customers’ investment in the

Funds. The Fund may also be purchased by qualified investors directly through the Fund’s Transfer Agent. Wrap account programs established with broker-dealers or financial intermediaries may purchase Advisor Class Shares only if the program for which the shares are being acquired will not require the Fund to pay any type of distribution or administration payment to any third-party. A registered investment advisor may aggregate all client accounts investing in the Fund to meet the Advisor Class Shares investment minimum.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update “ASU” 2013-08.

A.	Security Valuation: All investments in securities are recorded at their estimated fair value, as described in Note 3.

B.	Federal Income Taxes: It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their taxable income to shareholders. Therefore, no provision for Federal income taxes has been recorded.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years ended December 31, 2014 to December 31, 2016, or expected to be taken in the Fund’s December 31, 2017 year-end tax returns. The Fund identifies its major tax jurisdictions as U.S. Federal and the state of Nebraska. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

C.	Security Transactions, Income and Distributions: Security transactions are accounted for on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost. Interest income is recorded on an accrual basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Investment income, expenses (other than those specific to the class of shares), and realized and unrealized gains and losses on investments are allocated to the separate classes of the Fund’s shares based upon their relative net assets on the date income is earned or expenses, realized and unrealized gains and losses are incurred.

Al Frank Fund
NOTES TO FINANCIAL STATEMENTS at June 30, 2018 (Unaudited)(Continued)

The Fund distributes substantially all net investment income, if any, and net realized capital gains, if any, annually. The amount of dividends and distributions to shareholders from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which differs from accounting principles generally accepted in the United States of America. To the extent these book/tax differences are permanent, such amounts are reclassified within the capital accounts based on their Federal tax treatment. Dividends and distributions to shareholders are recorded on ex-dividend date.

D.	Use of Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.

E.	Redemption Fees: The Fund charges a 2% redemption fee to shareholders who redeem shares held for 60 days or less. Such fees are retained by the Fund and accounted for as an addition to paid-in capital. For the six months ended June 30, 2018, the Al Frank Fund assessed $33 in redemption fees.

F.	Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative size of the fund in the Trust.

G.	Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. Each Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

NOTE 3 – SECURITIES VALUATION

Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Investments in open-end investment companies are valued at net asset value. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Trust’s Board of Trustees (the “Board”). The Board has delegated execution of these procedures to a fair value committee composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The committee may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Al Frank Fund
NOTES TO FINANCIAL STATEMENTS at June 30, 2018 (Unaudited)(Continued)

Fair Valuation Process – As noted above, the fair valuation committee is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument, factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading, (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value committee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure fair value of all of their investments on a recurring basis. GAAP establishes the hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Al Frank Fund
NOTES TO FINANCIAL STATEMENTS at June 30, 2018 (Unaudited)(Continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of June 30, 2018 for the Fund’s assets measured at fair value:

Al Frank Fund
Common Stocks	Level 1	Level 2	Level 3	Total
Consumer Discretionary	$12,729,294	$—	$—	$12,729,294
Consumer Staples	4,541,489	—	—	4,541,489
Energy	5,389,880	—	—	5,389,880
Financials	13,826,028	—	—	13,826,028
Health Care	10,138,278	—	—	10,138,278
Industrials	10,462,910	—	—	10,462,910
Information Technology	19,024,184	—	—	19,024,184
Materials	3,292,535	—	—	3,292,535
Real Estate	2,502,478	—	—	2,502,478
Telecommunication Services	553,410	—	—	553,410
Total Common Stocks	82,460,486	—	—	82,460,486
Short-Term Investment
Money Market Fund	2,484,613	—	—	2,484,613
Total Short-Term Investment	2,484,613	—	—	2,484,613
Total Investments	$84,945,099	$—	$—	$84,945,099

Transfers between Levels are recognized at June 30, 2018, the end of the reporting period. There were no transfers into or out of Level 1 and/or Level 2 securities during the period. There were no Level 3 securities held in the Fund during the six months ended June 30, 2018.

NOTE 4 – INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

AFAM Capital, Inc. serves as the Fund’s investment adviser (the “Adviser”).

Pursuant to an investment advisory agreement with the Fund (the “Advisory Agreement”), the Adviser, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services, the Fund pays the Adviser a management fee, computed and accrued daily and paid monthly, at an annual rate of 1.00% of the Fund’s average daily net assets. For the six months ended June 30, 2018, the Al Frank Fund incurred $434,964 in advisory fees.

Pursuant to a written contract (the “Waiver Agreement”), the Adviser has agreed, at least until April 30, 2019, to waive a portion of its advisory fee. and has agreed to reimburse the Fund for other expenses to the extent necessary so that the total expenses incurred by the Fund (excluding any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs, (such as interest and dividend expense on securities sold short) taxes and extraordinary expenses such as litigation) do not exceed 1.49% and 1.24% of the Fund’s average net assets for Investor Class and Advisor Class shares, respectively. Any such reduction made by the Adviser in its fees or payment of expenses which are the Fund’s obligation are subject to reimbursement by the Fund to the Adviser, if so requested by the Adviser, in subsequent fiscal years only if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) would not cause the Fund to exceed the expense limitation in effect at the time of the waiver or currently in effect, whichever is lower. The Adviser is permitted to receive reimbursement from the Fund for fees it waived and Fund expenses it paid only if reimbursement is made within three years from the date the fees and expenses were initially waived or

Al Frank Fund
NOTES TO FINANCIAL STATEMENTS at June 30, 2018 (Unaudited)(Continued)

reimbursed. Any such reimbursement is also contingent upon the Board’s review and approval at the time the reimbursement is made. Such reimbursement may not be paid prior to the Fund’s payment of current ordinary operating expenses. For the six months ended June 30, 2018, the Advisor reduced its fees in the amount of $64,323 for the Al Frank Fund.

Cumulative expenses subject to recapture pursuant to the aforementioned conditions expire as follows:

12/31/2018	12/31/2019	12/31/2020
$68,226	$94,767	$85,266

Distributor – The distributor for the Funds is Northern Lights Distributors LLC (the “Distributor”) and acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. The Board has adopted the Trust’s Master Distribution and Shareholder Servicing Plan for Investor Class shares (the “Investor Class Plan”) pursuant to Rule 12b-1 under the 1940 Act to pay for ongoing distribution-related activities or shareholder services. Under the Investor Class Plan, the Fund is permitted to pay a fee at an annual rate of 0.25% of the average daily net assets of the Fund’s Investor Class shares. The Fund pays the Distributor to provide compensation for ongoing distribution-related activities or services and/or maintenance of the Fund’s shareholder accounts, not otherwise required to be provided by the Adviser. The Plan is a compensation plan, which means that compensation is provided regardless of 12b-1 expenses incurred. For the six months ended June 30, 2018, the Al Frank Fund Investor Class shares incurred 12b-1 fees of $101,005. For the six months ended June 30, 2018, the Al Frank Fund Investor Class shares paid the Distributor underwriting fees of $0.

In addition, certain affiliates of the Distributor provide services to the Fund as follows:

Gemini Fund Services, LLC (“GFS”), GFS, an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with GFS, the Fund pays GFS customary fees for providing administration, fund accounting and transfer agency services to the Fund. Certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Fund.

NOTE 5 – PURCHASES AND SALES OF SECURITIES

For the six months ended June 30, 2018, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, for the Fund was $4,059,053 and $9,107,045, respectively.

NOTE 6 – AGGREGATE UNREALIZED APPRECIATION & DEPRECIATION TAX BASIS

				Net Unrealized
		Gross Unrealized	Gross Unrealized	Appreciation/
	Tax Cost	Appreciation	Depreciation	Depreciation
Al Frank Fund	$54,414,146	$32,433,938	$(1,902,985)	$30,530,953

Al Frank Fund
NOTES TO FINANCIAL STATEMENTS at June 30, 2018 (Unaudited)(Continued)

NOTE 7 – FUND REORGANIZATION

On April 21, 2017, the Fund acquired the assets and certain liabilities of the Al Frank Dividend Value Fund (the “Acquired Fund”), pursuant to a plan of reorganization, approved by the Board of the Trust, of both the Acquired Fund and the Fund. Total shares issued by the Fund and the total net assets of the Acquired Fund and the Fund on the date of the transfer were as follows:

Acquired Fund	Shares issued by the Fund	Total Net Assets of the Acquired Fund	Total Net Assets of the Fund
Al Frank Dividend Value Fund	642,921	$15,420,356	$85,887,270

As part of the reorganization, for each share they held, shareholders of the Acquired Fund received 0.552829 and 0.557732 of the Advisor Class and Investor Class shares, respectively, of the Fund.

The total net assets of the Acquired Fund before acquisition included unrealized appreciation of $3,895,668 and accumulated net realized gain of $382,277. Total net assets of the Fund immediately after the transfer were $85,887,270. The transaction was structured to qualify as a tax-free reorganization under the Internal Revenue Code of 1986, as amended.

Assuming the Reorganization had been completed on January 1, 2017, the beginning of the annual reporting period for the Al Frank Fund, the Al Frank Fund’s pro forma results of operations for the year ended December 31, 2017 are as follows:

Net Investment Income (loss)	1,096,588
Net Realized and Unrealized Gain On investments	17,075,705
Net Increase in Net Assets Resulting from Operations	18,172,293

Because the combined investment portfolios have been managed as a single portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Acquired Fund that have been included in the Fund’s accompanying Statement of Operations since the close of business on April 21, 2017.

NOTE 8 – DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of portfolio distributions paid for the following years was as follows:

	Fiscal Year Ended	Fiscal Year Ended
	December 31, 2017	December 31, 2016
Ordinary Income	$1,139,552	$1,150,470
Long-Term Capital Gain	7,463,654	2,368,470
	$8,603,206	$3,518,940

As of December 31, 2017, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed	Undistributed	Post October Loss	Capital Loss	Other		Total
Ordinary	Long-Term	and	Carry	Book/Tax	Unrealized	Accumulated
Income	Gains	Late Year Loss	Forwards	Differences	Appreciation	Earnings
$—	$322,145	$—	$—	$—	$35,167,500	$35,489,645

The difference between book basis and tax basis undistributed net investment income and unrealized appreciation from investments is primarily attributable to adjustments for return of capital distributions from C-Corporations.

At December 31, 2017, the Fund utilized $7,297 of capital loss carry forwards from the merger with Al Frank Dividend Value Fund that was recognized this year.

Permanent book and tax differences, primarily attributable to the tax treatment of capital loss carry forwards from the merger with Al Frank Dividend Value Fund, resulted in reclassification for the year ended December 31, 2017, as follows:

Paid	Undistributed	Accumulated
In	Net Investment	Net Realized
Capital	Income	Gains (Loss)
$7,297	$11,930	$(19,227)

NOTE 9 – SUBSEQUENT EVENT

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

Al Frank Fund
EXPENSE EXAMPLES at June 30, 2018 (Unaudited)

Generally, shareholders of mutual funds incur two types of costs: (1) transaction costs, redemption fees, and exchange fees, and (2) ongoing costs, including management fees, distribution and/or service fees, and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested in both the Investor Class and the Advisor Class at the beginning of the period and held for the entire period (1/1/18 – 6/30/18).

Actual Expenses

The first line of the tables below provides information about actual account values and actual expenses, with actual net expenses being limited to 1.49% and 1.24% per the operating expenses limitation agreement for the Al Frank Fund Investor Class and Advisor Class, respectively. Although the Fund does not charge a sales load or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks, and stop payment orders at prevailing rates charged by Gemini Fund Services, LLC, the Funds’ transfer agent. The Example below includes, but is not limited to, management fees, 12b-1 fees, fund accounting, custody and transfer agent fees. You may use the information in the first line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund’s and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as redemption fees, or exchange fees. Therefore, the second line of the tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these costs were included, your costs would have been higher.

				Expenses Paid	Expense Ratio
		Beginning Account	Ending Account	During Period *	During Period **
Actual		Value 1/1/2018	Value 6/30/2018	1/1/18-6/30/18	1/1/18-6/30/18
Al Frank Fund
	Investor Class	$1,000.00	$998.80	$7.38	1.49%
	Advisor Class	1,000.00	1,000.00	6.15	1.24%
Hypothetical (5% return before Expenses)
Al Frank Fund
	Investor Class	$1,000.00	$1,017.41	$7.45	1.49%
	Advisor Class	1,000.00	1,018.65	6.21	1.24%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (181) divided by the number of days in the fiscal year (365).

**	Annualized

Privacy Policy

Rev. July 2018

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST II (“NLFT II”) DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.
What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
	● Social Security number ● Employment information ● Account balances	● Account transactions ● Income ● Investment experience
When you are no longer our customer, we continue to share your information as described in this notice.
How?	All financial companies need to share a customer’s personal information to run their everyday business - to process transactions, maintain customer accounts, and report to credit bureaus. In the section below, we list the reasons financial companies can share their customer’s personal information; the reasons NLFT II chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does NLFT II share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	Yes	No
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-402-493-4603

Who we are
Who is providing this notice?	Northern Lights Fund Trust II
What we do
How does NLFT II protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does NLFT II collect my personal information?	We collect your personal information, for example, when you
	● open an account ● give us your income information ● provide employment information	● provide account information ● give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?

Federal law gives you the right to limit only

●    sharing for affiliates’ everyday business purposes—information about your creditworthiness

●    affiliates from using your information to market to you

●    sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

The following companies may be considered affiliates of NLFT II:

●    CLS Investments, LLC

●    NorthStar Financial Services Group, LLC

●    NorthStar CTC Holdings, Inc.

●    NorthStar Topco, LLC

●    Blu Giant, LLC

●    Gemini Fund Services, LLC

●    Gemini Alternative Funds, LLC

●    Gemini Hedge Fund Services, LLC

●    Northern Lights Compliance Services, LLC

●    Northern Lights Distributors, LLC

●    NorthStar EYBA, LLC

●    Orion Advisor Services, LLC

●    Constellation Trust Company

●    FTJ Fundchoice, LLC

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● NLFT II does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products and services to you. ● Our joint marketing partners include other financial service companies.

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Advisor
AFAM Capital, Inc.
12117 FM 2244, Bldg. 3, #170
Austin, TX 78738
alfrankfunds.com

Distributor
Northern Lights Distributors, LLC
17605 Wright Street
Omaha, NE 68130

Transfer Agent
Gemini Fund Services, LLC
17605 Wright Street
Omaha, NE 68130

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by calling 1-888-263-6443 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-888-263-6443.

This report is intended for shareholders of the Funds and may not be used as sales literature unless preceded or accompanied by a current prospectus. Statements and other information herein are dated and are subject to change.

If you have any questions or need help with your account, call our customer service team at:

888.263.6443

The Al Frank Funds web site contains resources for both current and potential shareholders, including:

●	Performance through the most recent quarter and month-end

●	Applications, including new account forms, IRA and IRA transfer forms

●	Electronic copies of the Prospectus, Annual Report and Semi-Annual Report

All of this information and more is available at:

alfrankfunds.com

Must be preceded or accompanied by a prospectus. Please refer to the prospectus for important information about the investment company, including investment objectives, risks, charges and expenses.

Small company investing involves greater volatility, limited liquidity and other risks.

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust II

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 9/7/18

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 9/7/18

By (Signature and Title)

/s/ Erik Naviloff

Erik Naviloff, Principal Financial Officer/Treasurer

Date 9/7/18